Organization (Narrative) (Details) - USD ($)		12 Months Ended
	Jul. 23, 2001	Dec. 31, 2017
Organization [Line Items]
Minimum capital investment		$ 500,000
Millburn Ridgefield Corporation [Member]
Organization [Line Items]
Original trust capital	$ 400
Minimum percentage of ownership		1.00%
Initial Unitholder [Member]
Organization [Line Items]
Original trust capital	$ 1,600